Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders	(311,782)	(192,927)	(154,416)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	458,636,327	401,923,200	501,068,064
Basic and diluted loss per share	(0.68)	(0.48)	(0.31)

Summary of Shares Outstanding Excluded from Calculation of Diluted Net Loss Per Ordinary Share

For the years ended December 31, 2023, 2024 and 2025, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2023	2024	2025
Shares issuable upon exercise of share options	36,121,292	40,820,828	67,915,196
Shares issuable upon vesting of restricted shares	3,391,172	795,940	30,612